CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Consolidated Statements Of Comprehensive Income [Abstract]
Net loss	$ (166,170)	$ (122,529)	$ (125,480)
Derivative financial instruments:
Effective portion of net unrealized losses	(1,365)	(5,188)	(9,466)
Reclassification from accumulated other comprehensive loss to net income (loss)	5,856	2,838	8,786
Defined benefit pension plan:
Pension liability adjustment	(4,185)	(12,079)	(3,834)
Amortization of net loss and prior service cost	2,960	2,002	1,874
Other	119	23	(45)
Other comprehensive income (loss)	3,385	(12,404)	(2,685)
Comprehensive loss	$ (162,785)	$ (134,933)	$ (128,165)